Operating Segment Information (Schedule Of Revenues By Geographic Region) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 437,801	$ 491,604	$ 439,694	$ 411,644	$ 457,488	$ 473,957	$ 398,304	$ 345,939	$ 364,864	$ 1,316,880	$ 1,308,826	$ 1,800,430	$ 1,583,064	$ 1,337,050
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												1,412,881	1,284,407	1,159,035
Mexico [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												60,678	73,069	75,993
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												308,464	211,915	96,222
Other Foreign Countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												$ 18,407	$ 13,673	$ 5,800